Income Taxes	12 Months Ended
Mar. 31, 2017
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Income before income taxes and discontinued operations:
Japan	¥188,601	¥228,527	¥302,995
Overseas	155,416	162,775	121,970

	¥344,017	¥391,302	¥424,965

Provision for income taxes:
Current—
Japan	¥9,455	¥34,866	¥85,963
Overseas	38,264	42,918	32,758

	47,719	77,784	118,721

Deferred—
Japan	36,112	34,315	20,859
Overseas	5,226	8,213	4,459

	41,338	42,528	25,318

Provision for income taxes	¥89,057	¥120,312	¥144,039

In fiscal 2015, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 26%, an Inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 35.9%. In fiscal 2016, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 25%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 6%, which in the aggregate result in a statutory income tax rate of approximately 33.5%. In fiscal 2017, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.7%.

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Income before income taxes and discontinued operations	¥344,017	¥391,302	¥424,965

Tax provision computed at statutory rate	¥123,502	¥131,086	¥134,714
Increases (reductions) in taxes due to:
Change in valuation allowance*	1,839	(1,547)	57
Non-deductible expenses for tax purposes	3,513	2,277	4,550
Non-taxable income for tax purposes	(7,633)	(3,767)	(3,504)
Effect of nontaxable bargain purchase gain	(12,953)	0	0
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(8,766)	(3,593)	(2,780)
Effect of investor taxes on earnings of subsidiaries	2,140	5,279	8,650
Effect of the tax rate change related to the new Japanese tax law	(14,098)	(7,468)	1,219
Other, net	1,513	(1,955)	1,133

Provision for income taxes	¥89,057	¥120,312	¥144,039

*	In fiscal 2015 and 2016, increases in the valuation allowance of ¥1,819 million and decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses for tax purposes, non-taxable income for tax purposes, changes in valuation allowance, the effect of nontaxable bargain purchase gain, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiaries, effect of investor taxes on earnings of subsidiaries, and the effect of the tax reforms as discussed in the following paragraph.

On March 31, 2015, the 2015 tax reform bill was passed by the National Diet of Japan. From fiscal years beginning on April 1, 2015, the national tax rate and the local business tax rate were reduced, and as a result, the combined statutory income tax rate for the fiscal year beginning on April 1, 2015 was reduced from approximately 35.9% to approximately 33.5%. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥14,098 million in the consolidated statements of income in fiscal 2015, and the increase of the valuation allowance due to the amendment to tax loss carryforward rules resulted in an increase of provision for income taxes by ¥1,819 million in the consolidated statements of income in fiscal 2015.

On March 29, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. From fiscal years beginning on April 1, 2016, the national corporate tax rate and local business tax rate were reduced and the local corporate tax rate was increased. The net effect of those changes was a reduction in the combined statutory income tax rate for the fiscal year beginning on April 1, 2016 from approximately 32.9% to approximately 31.7%, and a further reduction in the combined statutory income tax rate for fiscal year beginning on April 1, 2017 to approximately 31.5%. For the fiscal years beginning on or after April 1, 2018, the combined statutory income tax rate was further reduced to approximately 31.3%. In addition, tax loss carryforward rules were amended, and the deductible amount of tax losses carried forward for the fiscal year beginning on April 1, 2016 is reduced to 60% of taxable income for the year, compared to 65% pursuant to the 2015 tax reform. From the fiscal year beginning on April 1, 2017, the deductible limit of tax losses carried forward will be increased to 55% of taxable income for the year, while the tax loss carryforward period will be reduced from ten years to nine years. From the fiscal years beginning on or after April 1, 2018, the deductible limit of tax losses carried forward will remain at 50% of taxable income for the year and the tax loss carryforward period will remain at 10 years, consistent with the 2015 tax reform. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥7,468 million in the consolidated statements of income in fiscal 2016, and the decrease of the valuation allowance due to the amendment to tax loss carryforward rules resulted in an decrease of provision for income taxes by ¥12 million in the consolidated statements of income in fiscal 2016.

On November 18, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. The effect of the tax reform bill on the Company and its subsidiaries’ results of operations or financial position for the fiscal 2017 was not material.

Total income taxes recognized in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Provision for income taxes	¥89,057	¥120,312	¥144,039
Income taxes on discontinued operations	166	0	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	6,915	(6,003)	(6,293)
Defined benefit pension plans	(4,045)	(2,954)	2,582
Foreign currency translation adjustments	6,880	(2,921)	(8,576)
Net unrealized gains (losses) on derivative instruments	(255)	(1,696)	229
Direct adjustments to shareholders’ equity	(734)	(2)	(1)

Total income taxes	¥97,984	¥106,736	¥131,980

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2016 and 2017 are as follows:

	Millions of yen
	2016	2017
Assets:
Net operating loss carryforwards	¥72,994	¥62,953
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,883	13,997
Investment in securities	15,306	13,778
Accrued expenses	25,537	25,973
Investment in operating leases	16,814	16,613
Property under facility operations	10,211	12,299
Installment loans	8,640	6,063
Other	50,156	56,625

	212,541	208,301
Less: valuation allowance	(43,220)	(43,487)

	169,321	164,814
Liabilities:
Investment in direct financing leases	10,471	11,217
Investment in operating leases	90,074	90,310
Unrealized gains (losses) on investment in securities	20,734	14,554
Deferred insurance policy acquisition costs	35,894	42,984
Policy liabilities and policy account balances	41,995	57,748
Property under facility operations	9,256	9,610
Other intangible assets	103,503	107,804
Undistributed earnings	97,156	93,021
Prepaid benefit cost	9,037	9,389
Other	39,265	34,325

	457,385	470,962

Net deferred tax liability	¥288,064	¥306,148

Net deferred tax assets and liabilities at March 31, 2016 and 2017 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2016	2017
Other assets	¥53,296	¥45,680
Income taxes: Deferred	341,360	351,828

Net deferred tax liability	¥288,064	¥306,148

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2017. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥19,945 million in fiscal 2015, decreases of ¥7,295 million in fiscal 2016, and increases of ¥267 million in fiscal 2017. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net decreases of ¥2,917 million in fiscal 2015 (increases of ¥5,447 million and decreases of ¥8,364 million on a gross basis), net increases of ¥177 million in fiscal 2016 (increases of ¥381 million and decreases of ¥204 million on a gross basis), and net increases of ¥2,215 million in fiscal 2017 (increases of ¥2,859 million and decreases of ¥644 million on a gross basis), respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥380,147 million at March 31, 2017, which expire as follows:

Year ending March 31,	Millions of yen
2018	¥927
2019	31,796
2020	18,548
2021	84,046
2022	19,102
Thereafter	193,216
Indefinite period	32,512

Total	¥380,147

The unrecognized tax benefits as of March 31, 2016 and 2017 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2017.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2016 and 2017, and in the consolidated statements of income for the fiscal 2015, 2016 and 2017 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2016, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2010, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2009. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2011.